Fair Value Measures and Disclosures - Balance Sheet Grouping (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets, Fair Value Disclosure [Abstract]
Financial assets		$ 0	$ 2,368
Total financial assets	$ 579,430	114,716	512,605
Liabilities, Fair Value Disclosure [Abstract]
Total financial liabilities	698	200,089	527,047
Level 1 | Money market funds | Cash and cash equivalents
Assets, Fair Value Disclosure [Abstract]
Financial assets	55,508	2,411	87,258
Level 1 | Money market funds | Restricted cash and cash equivalents, current
Assets, Fair Value Disclosure [Abstract]
Financial assets	518,199	24,185	42,940
Level 1 | Money market funds | Restricted cash and cash equivalents, non-current
Assets, Fair Value Disclosure [Abstract]
Financial assets	0	56,250	206,846
Level 2
Liabilities, Fair Value Disclosure [Abstract]
Power purchase agreements	271	0
Level 2 | Prepaid Expenses and Other Current Assets
Assets, Fair Value Disclosure [Abstract]
Financial assets		0	2,368
Level 2 | Certificates of deposit
Assets, Fair Value Disclosure [Abstract]
Financial assets	0	29,308	171,734
Level 3
Assets, Fair Value Disclosure [Abstract]
Power purchase agreements	3,444	2,562	1,459
Liabilities, Fair Value Disclosure [Abstract]
Bifurcated embedded derivative liabilities		0	386,469
Warrant liabilities	0	199,645	70,930
Series B tranche liability		0	69,648
Power purchase agreements	$ 427	$ 444	$ 0